Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,189,100	$11,573,465
Automobile Components — 1.8%
Aisin Corp.	1,950,700	24,821,320
Bridgestone Corp.	2,115,700	90,837,683
Denso Corp.	7,003,900	94,558,512
Sumitomo Electric Industries Ltd.	2,645,700	55,495,498
		265,713,013
Automobiles — 6.7%
Honda Motor Co. Ltd.	15,641,100	158,888,436
Isuzu Motors Ltd.	1,981,600	26,784,996
Nissan Motor Co. Ltd.(a)	8,268,700	20,975,974
Subaru Corp.	2,171,200	39,856,841
Suzuki Motor Corp.	5,820,300	73,865,760
Toyota Motor Corp.	35,092,400	668,096,143
Yamaha Motor Co. Ltd.	3,414,600	26,201,690
		1,014,669,840
Banks — 9.6%
Chiba Bank Ltd. (The)	2,087,900	18,975,198
Concordia Financial Group Ltd.	3,814,600	24,453,967
Japan Post Bank Co. Ltd.	6,673,300	71,968,907
Mitsubishi UFJ Financial Group Inc.	42,451,380	593,822,719
Mizuho Financial Group Inc.	8,842,758	245,901,601
Resona Holdings Inc.	7,688,800	68,146,531
Sumitomo Mitsui Financial Group Inc.	13,664,600	351,056,228
Sumitomo Mitsui Trust Group Inc.	2,377,064	64,322,614
		1,438,647,765
Beverages — 0.9%
Asahi Group Holdings Ltd.	5,348,700	70,495,959
Kirin Holdings Co. Ltd.	2,873,400	41,222,570
Suntory Beverage & Food Ltd.	515,900	16,751,805
		128,470,334
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,412,000	46,239,557
Rakuten Group Inc.(a)	5,588,600	30,759,061
		76,998,618
Building Products — 0.9%
AGC Inc.	725,000	21,505,287
Daikin Industries Ltd.	976,600	111,118,160
		132,623,447
Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,932,400	33,364,563
Japan Exchange Group Inc.	3,674,100	40,243,958
Nomura Holdings Inc.	11,136,600	68,054,322
SBI Holdings Inc.	1,011,210	30,625,081
		172,287,924
Chemicals — 2.7%
Asahi Kasei Corp.	4,551,500	31,983,019
Mitsubishi Chemical Group Corp.	5,027,000	26,758,863
Nippon Paint Holdings Co. Ltd.	3,515,400	26,482,465
Nippon Sanso Holdings Corp.	642,300	22,954,643
Nitto Denko Corp.	2,616,100	47,587,575
Shin-Etsu Chemical Co. Ltd.	6,670,900	213,002,887
Toray Industries Inc.	5,126,400	35,365,953
		404,135,405
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,440,200	21,238,262
Secom Co. Ltd.	1,556,100	56,664,024
Security	Shares	Value
Commercial Services & Supplies (continued)
Toppan Holdings Inc.	885,900	$23,524,014
		101,426,300
Construction & Engineering — 0.7%
Kajima Corp.	1,566,100	38,580,805
Obayashi Corp.	2,406,900	36,316,276
Taisei Corp.	576,500	32,133,401
		107,030,482
Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd.	2,420,400	74,410,692
Kobe Bussan Co. Ltd.	556,500	17,584,983
MatsukiyoCocokara & Co.	1,233,200	24,870,968
Seven & i Holdings Co. Ltd.	8,196,940	123,287,012
		240,153,655
Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	110,634,200	123,179,347
Electric Utilities — 0.5%
Chubu Electric Power Co. Inc.	2,389,400	29,268,094
Kansai Electric Power Co. Inc. (The)	3,511,200	39,838,552
		69,106,646
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	498,000	21,997,580
Fujikura Ltd.	931,400	43,233,157
Mitsubishi Electric Corp.	7,042,500	140,547,070
Nidec Corp.	3,093,400	60,058,125
		265,835,932
Electronic Equipment, Instruments & Components — 3.9%
Keyence Corp.	720,504	301,581,451
Kyocera Corp.	4,755,800	57,823,889
Murata Manufacturing Co. Ltd.	6,183,000	89,708,101
Omron Corp.	650,300	16,812,057
Shimadzu Corp.	874,800	21,122,210
TDK Corp.	7,195,200	78,789,008
Yokogawa Electric Corp.	847,300	20,772,371
		586,609,087
Entertainment — 3.1%
Capcom Co. Ltd.	1,283,800	38,085,838
Konami Group Corp.	372,000	50,496,160
Nexon Co. Ltd.	1,219,000	21,943,450
Nintendo Co. Ltd.	4,087,600	333,492,770
Toho Co. Ltd./Tokyo	413,800	21,814,689
		465,832,907
Financial Services — 0.8%
Mitsubishi HC Capital Inc.	3,263,300	23,962,080
ORIX Corp.	4,274,100	90,576,069
		114,538,149
Food Products — 1.1%
Ajinomoto Co. Inc.	3,351,400	83,784,580
Kikkoman Corp.	2,515,300	22,947,667
MEIJI Holdings Co. Ltd.	890,012	19,900,489
Nissin Foods Holdings Co. Ltd.	730,200	15,482,113
Yakult Honsha Co. Ltd.	951,600	19,270,328
		161,385,177
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,347,700	34,312,968
Tokyo Gas Co. Ltd.	1,224,000	41,043,909
		75,356,877
Ground Transportation — 1.5%
Central Japan Railway Co.	2,859,600	62,469,985
East Japan Railway Co.	3,359,600	70,409,825

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Hankyu Hanshin Holdings Inc.	841,600	$22,638,776
Tokyo Metro Co. Ltd.	1,074,400	13,571,278
Tokyu Corp.	1,851,100	22,475,404
West Japan Railway Co.	1,658,800	35,747,543
		227,312,811
Health Care Equipment & Supplies — 2.2%
Hoya Corp.	1,280,700	151,209,671
Olympus Corp.	4,218,000	54,045,195
Sysmex Corp.	1,866,200	31,315,212
Terumo Corp.	4,937,700	90,640,391
		327,210,469
Health Care Technology — 0.1%
M3 Inc.	1,637,100	22,982,512
Hotels, Restaurants & Leisure — 0.7%
Oriental Land Co. Ltd./Japan	4,003,000	88,949,860
Zensho Holdings Co. Ltd.	357,800	19,547,199
		108,497,059
Household Durables — 5.0%
Panasonic Holdings Corp.	8,640,315	99,030,618
Sekisui House Ltd.	2,211,100	50,141,388
Sony Group Corp.	22,772,200	609,519,077
		758,691,083
Household Products — 0.2%
Unicharm Corp.	4,140,200	32,933,290
Industrial Conglomerates — 3.4%
Hikari Tsushin Inc.	65,600	17,857,155
Hitachi Ltd.	16,960,600	472,527,522
Sekisui Chemical Co. Ltd.	1,402,000	24,355,326
		514,740,003
Insurance — 4.8%
Dai-ichi Life Holdings Inc.	13,017,100	101,604,866
Japan Post Holdings Co. Ltd.	6,605,100	64,719,828
Japan Post Insurance Co. Ltd.	710,100	15,619,523
MS&AD Insurance Group Holdings Inc.	4,763,020	113,447,780
Sompo Holdings Inc.	3,303,250	99,960,811
T&D Holdings Inc.	1,810,500	41,419,931
Tokio Marine Holdings Inc.	6,803,400	287,731,465
		724,504,204
Interactive Media & Services — 0.3%
LY Corp.	10,600,300	38,223,441
IT Services — 3.3%
Fujitsu Ltd.	6,518,800	149,295,997
NEC Corp.	4,546,000	118,665,761
Nomura Research Institute Ltd.	1,400,012	53,967,600
NTT Data Group Corp.	2,337,400	64,391,111
Obic Co. Ltd.	1,197,600	43,707,057
Otsuka Corp.	842,100	17,309,442
SCSK Corp.	579,000	17,573,996
TIS Inc.	787,000	25,811,149
		490,722,113
Leisure Products — 0.7%
Bandai Namco Holdings Inc.	2,198,294	69,843,109
Shimano Inc.	280,700	39,768,066
		109,611,175
Machinery — 5.4%
Daifuku Co. Ltd.	1,196,100	31,655,689
FANUC Corp.	3,501,500	93,452,375
Hoshizaki Corp.	403,000	15,010,708
Security	Shares	Value
Machinery (continued)
IHI Corp.	544,100	$52,369,614
Komatsu Ltd.	3,344,300	101,637,281
Kubota Corp.	3,624,100	41,574,899
Makita Corp.	880,200	26,966,934
Minebea Mitsumi Inc.	1,341,100	18,740,068
Mitsubishi Heavy Industries Ltd.	11,867,700	273,270,224
SMC Corp.	212,000	79,491,881
Toyota Industries Corp.	603,700	75,478,526
		809,648,199
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	1,301,700	19,575,647
Mitsui OSK Lines Ltd.	1,276,300	45,247,279
Nippon Yusen KK	1,621,000	59,106,103
		123,929,029
Media — 0.1%
Dentsu Group Inc.	739,000	15,961,919
Metals & Mining — 0.8%
JFE Holdings Inc.	2,133,550	25,298,804
Nippon Steel Corp.	3,579,270	71,997,832
Sumitomo Metal Mining Co. Ltd.	916,000	20,859,651
		118,156,287
Office REITs — 0.2%
Nippon Building Fund Inc.	28,397	25,951,837
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings Inc.	10,106,395	47,885,091
Idemitsu Kosan Co. Ltd.	3,017,345	18,378,787
Inpex Corp.	3,265,000	43,658,814
		109,922,692
Passenger Airlines — 0.1%
ANA Holdings Inc.	590,500	11,692,519
Japan Airlines Co. Ltd.	532,000	10,763,341
		22,455,860
Personal Care Products — 0.7%
Kao Corp.	1,726,700	78,826,251
Shiseido Co. Ltd.	1,478,000	23,788,071
		102,614,322
Pharmaceuticals — 4.8%
Astellas Pharma Inc.	6,707,050	66,249,711
Chugai Pharmaceutical Co. Ltd.	2,486,800	130,013,675
Daiichi Sankyo Co. Ltd.	6,359,707	169,256,543
Eisai Co. Ltd.	973,600	27,875,999
Kyowa Kirin Co. Ltd.	877,200	14,336,266
Ono Pharmaceutical Co. Ltd.	1,380,400	15,030,172
Otsuka Holdings Co. Ltd.	1,634,800	83,113,174
Shionogi & Co. Ltd.	2,799,600	46,746,391
Takeda Pharmaceutical Co. Ltd.	5,891,100	176,880,715
		729,502,646
Professional Services — 2.1%
Recruit Holdings Co. Ltd.	5,211,900	310,421,718
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	217,200	24,466,240
Daiwa House Industry Co. Ltd.	2,074,300	69,936,971
Hulic Co. Ltd.	1,709,800	17,311,988
Mitsubishi Estate Co. Ltd.	3,935,400	71,521,874
Mitsui Fudosan Co. Ltd.	9,794,100	93,802,808
Sumitomo Realty & Development Co. Ltd.	1,146,700	43,926,475
		320,966,356

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.0%
Advantest Corp.	2,836,900	$143,479,584
Disco Corp.	341,400	76,477,358
Lasertec Corp.	296,800	29,599,454
Renesas Electronics Corp.	6,232,100	75,691,441
SCREEN Holdings Co. Ltd.	301,000	21,415,236
Tokyo Electron Ltd.	1,659,056	261,077,259
		607,740,332
Software — 0.3%
Oracle Corp./Japan(a)	142,900	16,740,290
Trend Micro Inc./Japan	469,100	35,131,963
		51,872,253
Specialty Retail — 2.1%
Fast Retailing Co. Ltd.	707,000	235,494,145
Nitori Holdings Co. Ltd.	296,900	29,588,450
Sanrio Co. Ltd.	662,000	29,112,465
ZOZO Inc.	1,505,300	16,310,261
		310,505,321
Technology Hardware, Storage & Peripherals — 1.4%
Canon Inc.	3,459,650	105,688,843
FUJIFILM Holdings Corp.	4,148,300	93,638,350
Ricoh Co. Ltd.	1,951,700	18,198,020
		217,525,213
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,447,700	58,992,242
Tobacco — 0.9%
Japan Tobacco Inc.	4,443,400	136,299,725
Trading Companies & Distributors — 6.4%
ITOCHU Corp.	4,401,500	233,614,856
Marubeni Corp.	5,225,700	105,921,192
Security	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.	12,660,400	$256,100,160
Mitsui & Co. Ltd.	9,144,200	190,941,361
MonotaRO Co. Ltd.	930,500	19,194,983
Sumitomo Corp.	4,035,000	102,757,547
Toyota Tsusho Corp.	2,362,100	49,919,119
		958,449,218
Wireless Telecommunication Services — 3.6%
KDDI Corp.	11,362,700	196,694,125
SoftBank Corp.	106,041,200	162,938,357
SoftBank Group Corp.	3,538,100	184,824,515
		544,456,997
Total Long-Term Investments — 98.9% (Cost: $14,133,008,931)		14,886,374,696
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	5,970,000	5,970,000
Total Short-Term Securities — 0.0% (Cost: $5,970,000)		5,970,000
Total Investments — 98.9% (Cost: $14,138,978,931)		14,892,344,696
Other Assets Less Liabilities — 1.1%		158,341,194
Net Assets — 100.0%		$15,050,685,890

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$9,263,464	$—	$(9,261,483)(b)	$(76)	$(1,905)	$—	—	$36,436 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,430,000	1,540,000 (b)	—	—	—	5,970,000	5,970,000	154,387	—
				$(76)	$(1,905)	$5,970,000		$190,823	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	831	06/12/25	$160,475	$6,931,819
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$14,886,374,696	$—	$14,886,374,696
Short-Term Securities
Money Market Funds	5,970,000	—	—	5,970,000
	$5,970,000	$14,886,374,696	$—	$14,892,344,696
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,931,819	$—	$6,931,819

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.